CONDENSED STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Cash Flows from Operating Activities:
Net loss	$ (20,000)	$ (7,643,297)
Adjustment to reconcile net loss to net cash used in operating activities:
Payment of formation costs through issuance of Class B ordinary shares	5,000
Change in fair value of warrant liability		6,035,035
Offering cost allocated to warrant liability		299,523
Interest earned on investments held in Trust Account		3,123
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(5,000)	(737,923)
Accounts payable and accrued offering costs		(36,896)
Net cash used in operating activities	(20,000)	(2,086,681)
Cash Flows from Investing Activities
Investment of cash into Trust Account		(278,002,870)
Net cash used in investing activities		(278,002,870)
Cash Flows from Financing Activities
Proceeds from sale of Units, net of underwriting discounts paid		238,142,813
Proceeds from sale of Private Placement Units		35,000,000
Proceeds from sale of Private Placement Warrants		6,860,057
Proceeds from promissory note - related party	25,716	330,653
Payment of offering costs	(5,716)
Net cash provided by financing activities	20,000	280,333,523
Net Change in Cash	0	243,972
Cash - Beginning of period	0	0
Cash - End of period	0	243,972
Non-cash investing and financing activities:
Deferred Offering Costs		557,663
Proceeds from Promissory Note with Related Party for Offering Cost		105,927
Deferred offering costs paid directly by sponsor in exchange for issuance of Class B ordinary shares	20,000
Class A ordinary share subject to possible redemption		228,085,957
Initial Classification of Warrant liability		14,916,913
Offering costs included in accrued offering costs	$ 531,947
Deferred underwriting fee payable		$ 8,505,100